May 15, 1998

   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
                    Global Bond Fund
                   Global Assets Fund
                  Emerging Markets Fund
                  A Class/B Class/C Class


  SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
  INFORMATION DATED FEBRUARY 4, 1998

   The Prospectus and Statement of Additional Information of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), each dated February 4, 1998, are revised as follows with respect to the Global Assets Series (the "Global Assets Fund" or the "Fund"). All capitalized terms referred to below have the meaning set forth in the Prospectus and Statement of Additional Information.

  Summary of Expenses

   The following replaces information under Summary of Expenses for the Class A, B and C Shares of the Fund.

  Annual Operating Expenses
  (as a percentage of average         Global Assets Fund Class
  daily net assets after fee          Class A  Class B  Class C
  waivers and expense payments)        Shares   Shares   Shares

  Management Fees
  (after voluntary fee waivers). .    0.44%(1) 0.44%(1) 0.44%(1)

  12b-1 Expenses
  (including service fees).  . . .    0.30%(2) 1.00%(2) 1.00%(2)

  Other Operating Expenses  . . . .   1.11%(1) 1.11%(1) 1.11%(1)
                                      ------   -----    -----
   Total Operating Expenses
   (after voluntary
   fee waivers). . . . . . . .        1.85%(1) 2.55%(1) 2.55%(1)
                                      =====    =====    =====
  __________________________
  (1) Beginning June 1, 1998, Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses
   (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 1.55% of the average daily net assets of each Class of the Fund through November 30, 1998. Prior to May 31, 1998, commitments of fee waivers and expense payments by Delaware
   International were different from that in effect for the Fund beginning June 1, 1998. The expense information has been restated to reflect the fee waivers and expense payments in effect beginning June 1, 1998, as if they had been in effect during the fiscal year ended November
   30, 1997. Without such fee waivers and expense payments, we estimate that for the fiscal year ended
   November 30, 1997, the Total Operating Expenses would have been 2.16%, 2.86%, and 2.86% for Class A Shares,
   Class B Shares and Class C Shares of the Fund, respectively, including Management Fees of 0.75%.

  (2)   Class A Shares, Class B Shares and Class C Shares of the
   Fund are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc.


   The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary fee waivers by Delaware International as discussed above.

                          Assuming Redemption
                    1 Year    3 Years   5 Years   10 Years
  Global Assets Fund
  Class A Shares       $65(1)    $103      $143      $254
  Class B Shares       $66       $109      $156      $211
  Class C Shares       $36       $79       $136      $289


                        Assuming No Redemption
                     1 Year    3 Years   5 Years   10 Years
  Global Assets Fund
  Class A Shares       $65       $103      $143      $254
  Class B Shares       $26       $79       $136      $211(2)
  Class C Shares       $26       $79       $136      $289

  (1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred
   Sales Charge for Certain Redemptions of Class A Shares
   Purchased at Net Asset Value under Redemption and
   Exchange.

  (2) At the end of approximately eight years after purchase, Class B Shares of the Fund will be automatically converted into Class A Shares of the Fund. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed.
   The ten-year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses of Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.


  Change in Investment Focus and Name

   The Board of Directors of Global Funds, Inc. has approved a change in investment focus and the name of the Global Assets Fund. While the investment objective of the Global Assets Fund, long-term total return, will remain the same, the Fund will seek to achieve its objective by investing in global securities that provide the potential for capital appreciation and income. The Fund's primary focus will be to invest in domestic and foreign equity securities and, under normal market conditions, the Fund will invest at least 65% of its assets in equity securities. The Fund's investments will continue to be made in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which could be the United States. The name of the Global Assets Fund and each of its respective classes of shares will change to Global Equity Fund. These changes will be implemented beginning July 21, 1998.

   Effective July 21, 1998, the Fund's investment policy for fixed-income securities is revised as follows. Under normal market conditions, the Fund may seek to achieve growth through investment of up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. In addition, for temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, Aa or better by Moody's, or have an equivalent rating from another nationally recognized statistical rating organization, or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests. The Fund will no longer invest in high yield, high risk U.S. fixed income securities, zero-coupon bonds or in the debt securities of supranational entities.

   The Fund may be suitable for investors with a long-term investment horizon (at least three years) who are looking for long-term growth potential from a portfolio of global equity securities.

   In order to accomplish this change in investment focus, beginning July 21, 1998, the Fund s portfolio securities will be adjusted in an orderly fashion consistent with market and investment considerations.

   The risk factors and special considerations described in the Prospectus will remain applicable to an investment in the Fund following its shift in investment focus. See Special
  Risk Considerations under Investment Objectives and
  Strategies and Other Investment Policies and Risk
  Considerations in the Prospectus.

  Portfolio Managers

   In connection with the change in investment focus, effective July 21, 1998, Elizabeth A. Desmond will assume primary responsibility for making day-to-day investment decisions for the Fund. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International in the spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Ms. Desmond is a CFA charterholder. On that date, Robert L. Arnold, Vice President/Portfolio Manager for Global Funds, Inc., will assume primary responsibility for making investment decisions for the U.S. equity portion of the Fund. Prior to this at Delaware Investments, he managed mutual funds and was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York. The remainder of the equity investment teams for the Fund will not change.

  Waiver of Contingent Deferred Sales Charge

   The CDSC for Class B Shares and Class C Shares of Global Assets Fund as well as the Limited CDSC which may apply to Class A Shares if a dealer's commission was paid on the purchase of shares will be waived for redemptions received in good order by the Global Assets Fund, its agent or certain other authorized persons between May 22, 1998 and August 31, 1998, for shares of the Global Assets Fund held on or before May 21, 1998.

  Performance Information

   The total return information for the Global Assets Fund contained in the Prospectus and Statement of Additional Information reflects the performance of the Fund prior to the shift in investment focus as described above and, therefore, should not be considered indicative of the future performance of the Fund. Also, the total return performance of the current Global Equity Fund should not be considered indicative of the future performance of the Global Assets Fund, even after its investment policies are modified consistent with the terms of this supplement.

   Effective July 21, 1998, the name of the Global Equity
  Fund series of Global Funds, Inc. and each of its respective classes of shares will change to Global Opportunities Fund.



                     May 15, 1998

   DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
        Global Bond Fund Institutional Class
         Global Assets Fund Institutional Class
        Emerging Markets Fund Institutional Class


  SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
  INFORMATION DATED FEBRUARY 4, 1998

   The Prospectus and Statement of Additional Information of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), each dated February 4, 1998, are revised as follows with respect to the Global Assets Series (the "Global Assets Fund" or the "Fund"). All capitalized terms referred to below have the meaning set forth in the Prospectus and Statement of Additional Information.

  Summary of Expenses

   The following replaces information under Summary of Expenses for the Institutional Class of the Fund.

  Annual Operating Expenses
  (as a percentage of average
  daily net assets after fee               Global Assets Fund
  waivers and expense payments)           Institutional Class

  Management Fees
  (after voluntary fee waivers). . . . . .     0.44%(1)

  12b-1 Expenses (including service fees).     None

  Other Operating Expenses  . . . . . . . .     l.11%(1)
                                                -----
   Total Operating Expenses
   (after voluntary fee waivers) . . .          1.55%(1)
                                                =====
  __________________________
  (1) Beginning June 1, 1998, Delaware International has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses
   (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 1.55% of the average daily net assets of the Class through November 30, 1998. Prior to May 31,
   1998, commitments of fee waivers and expense payments by Delaware International were different from that in effect for the Fund beginning June 1, 1998. The expense information as been restated to reflect the fee waivers and expense payments in effect beginning June 1, 1998, as if they had been in effect during the fiscal year ended November 30, 1997. Without such fee waivers and expense payments, we estimate that for the fiscal year ended November 30, 1997, the Total Operating Expenses would have been 1.86%, respectively, including
   Management Fees of 0.75%.

   The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The following example assumes the voluntary fee waivers by Delaware International as discussed above.

                          Assuming Redemption
                      1 Year  3 Years   5 Years   10 Years
  Global Assets Fund
  Institutional Class    $16     $49       $84       $185


  Change in Investment Focus and Name

   The Board of Directors of Global Funds, Inc. has approved a change in investment focus and the name of the Global Assets Fund. While the investment objective of the Global Assets Fund, long-term total return, will remain the same, the Fund will seek to achieve its objective by investing in global securities that provide the potential for capital appreciation and income. The Fund's primary focus will be to invest in domestic and foreign equity securities and, under normal market conditions, the Fund will invest at least 65% of its assets in equity securities. The Fund's investments will continue to be made in securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in at least three different countries, one of which could be the United States. The name of the Global Assets Fund and each of its respective classes of shares will change to Global Equity Fund. These changes will be implemented beginning July 21, 1998.

   Effective July 21, 1998, the Fund's investment policy for fixed-income securities is revised as follows. Under normal market conditions, the Fund may seek to achieve growth through investment of up to 35% of its assets in income producing debt securities such as U.S. or foreign government or corporate bonds. In addition, for temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any corporate debt obligations will be rated AA or better by S&P, Aa or better by Moody's, or have an equivalent rating from another nationally recognized statistical rating organization, or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests. The Fund will no longer invest in high yield, high risk U.S. fixed income securities, zero-coupon bonds or in the debt securities of supranational entities.

   The Fund may be suitable for investors with a long-term investment horizon (at least three years) who are looking for long-term growth potential from a portfolio of global equity securities.

   In order to accomplish this change in investment focus, beginning July 21, 1998, the Fund s portfolio securities will be adjusted in an orderly fashion consistent with market and investment considerations.

   The risk factors and special considerations described in the Prospectus will remain applicable to an investment in the Fund following its shift in investment focus. See Special
  Risk Considerations under Investment Objectives and
  Strategies and Other Investment Policies and Risk
  Considerations in the Prospectus.

  Portfolio Managers

   In connection with the change in investment focus, effective July 21, 1998, Elizabeth A. Desmond will assume primary responsibility for making day-to-day investment decisions for the Fund. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International in the spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Ms. Desmond is a CFA charterholder. On that date, Robert L. Arnold, Vice President/Portfolio Manager for Global Funds, Inc., will assume primary responsibility for making investment decisions for the U.S. equity portion of the Fund. Prior to this at Delaware Investments, he managed mutual funds and was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York. The remainder of the equity investment teams for the Fund will not change.

  Performance Information

   The total return information for the Global Assets Fund contained in the Prospectus and Statement of Additional Information reflects the performance of the Fund prior to the shift in investment focus as described above and, therefore, should not be considered indicative of the future performance of the Fund. Also, the total return performance of the current Global Equity Fund should not be considered indicative of the future performance of the Global Assets Fund, even after its investment policies are modified consistent with the terms of this supplement.

   Effective July 21, 1998, the name of the Global Equity
  Fund series of Global Funds, Inc. and each of its respective classes of shares will change to Global Opportunities Fund.